Share capital and reserves (Details) - GBP (£)	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	£ 13,935,391	£ 11,724,988
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	61,952,308,922	6,685,918,922
Total	£ 61,952	£ 334,296
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	1,000,001	1,000,001
Total	£ 1,000,001	£ 1,000,001
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	4,063,321,418	4,063,321,418
Total	£ 4,063,321	£ 4,063,321
C Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	126,547,389,518	126,547,389,518
Total	£ 6,327,370	£ 6,327,370
D Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	2,482,747,137,178
Total	£ 2,482,747